SCHEDULE OF CONCENTRATION RISK BY RISK FACTOR (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)		Dec. 31, 2024 SGD ($)		Dec. 31, 2023 SGD ($)		Dec. 31, 2022 SGD ($)		Dec. 31, 2024 SGD ($)
Accounts payable	$ 443				$ 1,396				$ 605
Supplier B [Member]
Amount of purchase	1,202		$ 1,642		1,574			[1]
Supplier C [Member]
Amount of purchase				[1]	1,172			[1]
Accounts payable	86					[2]			117
Supplier D [Member]
Amount of purchase	927		1,266		1,103			[1]
Accounts payable					141
Supplier A [Member]
Accounts payable	59								$ 80
Customer A [Member]
Revenues	5,706		7,795				4,094
Accounts Receivable, Sale	1,165		1,592		334
Customer B [Member]
Revenues	1,941		2,652		3,495		3,902
Accounts Receivable, Sale	419		573		624
Customer C [Member]
Revenues		[3]		[3]	4,372			[3]
Accounts Receivable, Sale	$ 558		$ 762		$ 2,302

[1]	Purchase from relevant supplier was less than 10% of the Company’s total revenue for the respective year.
[2]	Account payable from relevant supplier was less than 10% of the Company’s total accounts payable for the respective year.
[3]	Revenue from relevant customer was less than 10% of the Company’s total revenue for the respective year.